Convertible Notes and Warrants: Convertible Debt (Details) (USD $)	3 Months Ended	12 Months Ended
	Jun. 30, 2014	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2010
Convertible notes from shareholders	$ 368,610	$ 1,262,441	$ 442,750	$ 446,750
Accrued interest	108,749	252,304	208,088	163,998
Conversion to common stock	(893,831)	(114,057)		(104,000)	(21,622)
Increase (Decrease) in Accrued Interest		44,216	44,090
Conversion to common stock, Convertible Notes	893,831	114,057		104,000	21,622
Conversion to common stock, Accrued Interest	252,304
Convertible Notes
Convertible notes from shareholders			933,748
Restatement Adjustment
Convertible notes from shareholders			1,376,228
Scenario, Previously Reported
Convertible notes from shareholders			$ 442,750